Contracts in Process (Tables)	12 Months Ended
Dec. 31, 2011
Contracts in Process [Abstract]
Components of contracts in process

	December 31,
	2011	2010
	(in millions)
Unbilled contract receivables, gross	$2,667	$2,485
Unliquidated progress payments	(1,146)	(1,007)

Unbilled contract receivables, net	1,521	1,478

Inventoried contract costs, gross	909	882
Unliquidated progress payments	(79)	(96)

Inventoried contract costs, net	830	786

Total contracts in process	$2,351	$2,264

General & Administrative, Independent Research & Development and Bid and Proposal Costs

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$92	$72	$69
Add: IRAD and B&P costs incurred	327	321	305
Other G&A costs incurred	845	851	853

Total contract costs incurred	1,172	1,172	1,158

Less: Amounts charged to cost of sales	(1,178)	(1,152)	(1,155)

Amounts included in inventoried contract costs at end of the year	$86	$92	$72

Selling, general and administrative expenses and research and development expenses

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Selling, general and administrative expenses	$298	$279	$248
Research and development expenses	73	68	59

Total	$371	$347	$307